UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                 New York, NY                 5/13/05
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 58

Form 13F Information Table Value Total:                 $350,346
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                      Column 2 Column 3 Column 4       Column 5             Column 6        Column 7           Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other           Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal    SH/   PUT/
                                                           Amount       PRN   CALL                              Sole    Shared  None
AK Steel Holding Corp      COM          001547108      881       79,700 SH          SHARED-DEFINED               79,700
Autozone Inc.              COM          053332102    1,226       14,300 SH          SHARED-DEFINED               14,300
B.F. Goodrich & Co         COM          382388106    1,190       31,080 SH          SHARED-DEFINED               31,080
Bank of America            COM          060505104   12,459      282,515 SH          SHARED-DEFINED              282,515
Bank of America            COM          060505104    3,929       89,100 SH    CALL  SHARED-DEFINED               89,100
Bennett Environmental      COM          081906109    1,242      429,900 SH          SHARED-DEFINED              429,900
Blockbuster Inc.           CL A         093679108      520       58,900 SH          SHARED-DEFINED               58,900
Blockbuster Inc.           CL B         093679207    9,998    1,195,900 SH          SHARED-DEFINED            1,195,900
Blockbuster Inc.           CL A         093679108    1,857      210,300 SH    PUT   SHARED-DEFINED              210,300
Bowne & Co Inc             COM          103043105   16,335    1,086,100 SH          SHARED-DEFINED            1,086,100
Brookstone Inc             COM          114537103    5,108      314,924 SH          SHARED-DEFINED              314,924
Cheniere Energy Inc        COM NEW      16411R208       32          500 SH          SHARED-DEFINED                  500
Cheniere Energy Inc        COM NEW      16411R208    3,096       48,000 SH    CALL  SHARED-DEFINED               48,000
Citigroup Inc              COM          172967101   22,914      509,885 SH          SHARED-DEFINED              509,885
Citigroup Inc              COM          172967101    3,357       74,700 SH    CALL  SHARED-DEFINED               74,700
Comcast Corp.              CL A         20030N101    8,407      248,861 SH          SHARED-DEFINED              248,861
Dade Behring Holdings Inc. COM          23342J206   14,249      241,800 SH          SHARED-DEFINED              241,800
Digitas Inc                COM          25388K104    7,459      738,475 SH          SHARED-DEFINED              738,475
DIRECTV Group Inc.         COM          25459L106    8,711      604,100 SH          SHARED-DEFINED              604,100
Echostar Communication     NOTE 5.75%   278762AG4   13,878   14,000,000 PRN         SHARED-DEFINED
Exide Technologies         COM NEW      302051206    6,226      482,600 SH          SHARED-DEFINED              482,600
Finish Line Inc            CL A         317923100    5,982      258,400 SH          SHARED-DEFINED              258,400
First Data Corp            COM          319963104   17,269      439,300 SH          SHARED-DEFINED              439,300
Foot Locker                COM          344849104    3,539      120,800 SH          SHARED-DEFINED              120,800
Freescale Semiconductor    COM CL A     35687M107    5,732      338,200 SH          SHARED-DEFINED              338,200
Freescale Semiconductor    CL B         35687M206    5,834      338,200 SH          SHARED-DEFINED              338,200
General Cable Corp         COM          369300108    6,838      566,500 SH          SHARED-DEFINED              566,500
Golar LNG Ltd              SHS          G9456A100    4,307      337,800 SH          SHARED-DEFINED              337,800
Guidant Corp               COM          401698105   12,955      175,300 SH    CALL  SHARED-DEFINED              175,300
Hewlett-Packard Co         COM          428236103    5,292      241,200 SH          SHARED-DEFINED              241,200
Hospira Inc                COM          441060100    7,771      240,800 SH          SHARED-DEFINED              240,800
Hudson Highland Group Inc. COM          443792106    4,959      290,184 SH          SHARED-DEFINED              290,184
Innovo Group               COM PAR $.01 457954600      263       52,962 SH          SHARED-DEFINED               52,962
J. P. Morgan               COM          46625H100   13,352      385,900 SH          SHARED-DEFINED              385,900
May Dept Stores            COM          577778103    7,071      191,000 SH          SHARED-DEFINED              191,000
Millennium Pharmaceutical  COM          599902103    1,018      120,944 SH          SHARED-DEFINED              120,944
Neiman Marcus Group        CL A         640204202    6,067       66,300 SH          SHARED-DEFINED               66,300
Neiman Marcus Group        CL B         640204301    2,437       27,000 SH          SHARED-DEFINED               27,000
New Century Financial Corp COM          6435EV108    8,231      175,800 SH          SHARED-DEFINED              175,800
News Corp Inc.             CL A         65248E104    7,491      442,700 SH          SHARED-DEFINED              442,700
PAGE TOTAL:                                        269,482

News Corp Inc.             Cl B         65248E203   13,745      780,500 SH          SHARED-DEFINED              780,500
Nisource Inc               COM          65473P105      857       37,600 SH          SHARED-DEFINED               37,600
Northrop Grumman Corp      COM          666807102    2,451       45,400 SH          SHARED-DEFINED               45,400
Perry Ellis International  COM          288853104    3,964      176,648 SH          SHARED-DEFINED              176,648
Procter & Gamble Co.       COM          742718109    4,463       84,200 SH          SHARED-DEFINED               84,200
Procter & Gamble Co.       COM          742718109   11,501      217,000 SH    CALL  SHARED-DEFINED              217,000
Regions Financial Corp.    COM          7591EP100    1,296       40,000 SH          SHARED-DEFINED               40,000
Retail Ventures Inc.       COM          76128Y102    5,466      600,000 SH          SHARED-DEFINED              600,000
Sears Holdings Corp        COM          812387108    6,757       50,740 SH          SHARED-DEFINED               50,740
Symantec Corp              COM          871503108   10,292      482,500 SH    CALL  SHARED-DEFINED              482,500
Tenet Healthcare           COM          88033G100       23        2,000 SH          SHARED-DEFINED                2,000
Tenet Healthcare           COM          88033G100    4,155      360,400 SH    CALL  SHARED-DEFINED              360,400
Terra Industries           COM          880915103      259       33,400 SH          SHARED-DEFINED               33,400
Time Warner                COM          887317105    6,776      386,100 SH    CALL  SHARED-DEFINED              386,100
USF Corp                   COM          91729Q101      338        7,000 SH          SHARED-DEFINED                7,000
USF Corp                   COM          91729Q101      338        7,000 SH    PUT   SHARED-DEFINED                7,000
Viacom                     CL B         925524308    7,565      217,200 SH          SHARED-DEFINED              217,200
Vodafone Group PLC         ADR          92857W100      619       23,300 SH          SHARED-DEFINED               23,300
PAGE TOTAL:                                         80,864
GRAND TOTAL:                                       350,346


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